SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES (Details)	9 Months Ended
Sep. 30, 2025 $ / shares
Minimum [Member]
Term Remaining - Years	4 months 20 days
Share price	$ 0.21
Risk-Free Rate	0.0388
Maximum [Member]
Term Remaining - Years	6 months
Share price	$ 0.47
Risk-Free Rate	0.0411